Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total Investments	$ 119,789,931	$ 107,100,843
Receivables:
Employee contributions	80,944	53,112
Employer contributions	37,217	25,432
Notes receivable from participants	969,523	954,537
Total Receivables	1,087,684	1,033,081
Total Assets (equal to net assets available for benefits)	120,877,615	108,133,924
Mutual Funds
Investments, at fair value:
Total Investments	102,786,085	97,002,628
Common Stock of Plan Sponsor
Investments, at fair value:
Total Investments	3,224,733	5,203,906
Collective Investment Trusts
Investments, at fair value:
Total Investments	$ 13,779,113	$ 4,894,309